Taxation	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Taxation
23.	TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Hong Kong. It also has intermediate holding companies in BVI. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2014, 2015 and 2016.

Taiwan

DYX Taiwan branch is incorporated in Taiwan and is subject to Taiwan profits tax rate of 17% for the years ended December 31, 2014, 2015 and 2016.

The PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to PRC EIT on the taxable income in accordance with the relevant PRC income tax laws.

Effective January 1, 2008, the statutory corporate income tax rate is 25%, except for certain entities eligible for preferential tax rates.

21Vianet Beijing was qualified for a High and New Technology Enterprises (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, 21Vianet Beijing obtained a new certificate, which will expire in October 2017. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2014, 2015 and 2016, 21Vianet Beijing enjoyed a preferential tax rate of 15%.

In April 2011, 21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd (“Xi’an Sub”), a subsidiary located in Shaanxi Province, qualified for a preferential tax rate of 15%. The preferential tax rate is awarded for companies that have operations in certain industries and meet the criteria of the Preferential Tax Policies for Development of the West Regions. The entity’s qualification will need to be assessed on an annual basis. For the years ended December 31, 2014, 2015 and 2016, Xi’an Sub enjoyed a preferential tax rate of 15%.

In July 2012, Gehua, a subsidiary located in Guangdong Province, qualified as an HNTE and is eligible for a 15% preferential tax rate effective from 2012 to 2014, and thereafter for an additional three years if it is able to meet the HNTE technical and administrative requirements in those three years. Gehua has successfully renewed the HNTE certificate in 2015. For the years ended December 31, 2014, 2015 and 2016, Gehua enjoyed a preferential tax rate of 15%.

In June 2009, BJ Fastweb, a subsidiary located in Beijing, qualified as an HNTE and is eligible for a 15% preferential tax rate effective from 2009 to 2011, and thereafter for an additional three years if it is able to meet the HNTE technical and administrative requirements in those three years. BJ Fastweb has successfully renewed the HNTE certificate in 2015. For the years ended December 31, 2014, 2015 and 2016, BJ Fastweb enjoyed a preferential tax rate of 15%.

In December 2013, WiFire BJ, a subsidiary located in Beijing, qualified as an HNTE and became eligible for a 15% preferential tax rate effective from 2013 to 2015, and thereafter for an additional three years if it is able to meet the HNTE technical and administrative requirements in those three years. Wifire BJ has successfully reviewed the HNTE certificate in 2016. For the years ended December 31, 2014, 2015 and 2016, WiFire BJ enjoyed a preferential tax rate of 15%.

In 2013, BJ iJoy qualified as a software enterprise which allows the Company to utilize a two-year 100% exemption for 2013 and 2014 followed by a three-year half-reduced EIT rate effective for the years from 2015 to 2017. For the years ended December 31, 2013 and 2014, BJ iJoy enjoyed the 100% tax exemption for its taxable income. For the year ended December 31, 2015 and 2016, BJ iJoy enjoyed the half-reduced EIT rate for its taxable income.

In 2010, GD Tianying, a subsidiary located in Guangdong Province, qualified as an HNTE and is eligible for a 15% preferential tax rate effective from 2010 to 2012, and thereafter for an additional three years if it is able to meet the HNTE technical and administrative requirements in those three years. The Company’s HNTE certificate expired as of December 31, 2012 and the Company obtained a renewed certificate in October 2013, which has expired on October 12, 2016. For the years ended December 31, 2014 and 2015, GD Tianying enjoyed a preferential tax rate of 15%. For the year ended December 31, 2016, GD Tianying was subject to the statutory tax rate of 25%.

In October 2015, SH Blue Cloud, a subsidiary located in Shanghai, qualified as an HNTE and became eligible for a 15% preferential tax rate effective from 2015 to 2017, and thereafter for an additional three years if it is able to meet the HNTE technical and administrative requirements in those three years. For the years ended December 31, 2015 and 2016, SH Blue Cloud enjoyed a preferential tax rate of 15%.

In November 2016, SZ DYX, a subsidiary located in Guangdong Province, qualified as an HNTE and became eligible for a 15% preferential tax rate effective from 2016 to 2018, and thereafter for an additional three years if it is able to meet the HNTE technical and administrative requirements in those three years. For the year ended December 31, 2016, SZ DYX enjoyed a preferential tax rate of 15%.

In 2010 and 2012, SC Aipu and Yunnan Aipu Network Technology Co., Ltd. (“YN Aipu”), respectively, qualified for a preferential tax rate of 15%. The preferential tax rate is awarded for companies that have operations in certain industries and meet the criteria of the Preferential Tax Policies for Development of the West Regions. The qualification will need to be reviewed on an annual basis. For the years ended December 31, 2014, 2015 and 2016, SC Aipu and YN Aipu enjoyed a preferential tax rate of 15%.

The Company’s other PRC subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2014, 2015 and 2016.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2016, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2016, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New CIT Law. The Company will continue to monitor changes in the interpretation or guidance of this law.

Loss before income taxes consists of:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Non-PRC	(485,539)	(256,279)	(155,364)	(22,377)
PRC	173,735	(97,166)	(787,718)	(113,454)

	(311,804)	(353,445)	(943,082)	(135,831)

Income tax (expense) benefits comprises of:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Current	(45,401)	(68,092)	(54,772)	(7,889)
Deferred	28,728	20,262	65,932	9,496

	(16,673)	(47,830)	11,160	1,607

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2014, 2015 and 2016 applicable to the PRC operations to income tax (expense) benefits is as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Loss before income taxes	(311,804)	(353,445)	(943,082)	(135,831)

Income tax benefit computed at applicable tax rates (25%)	77,951	88,361	235,770	33,958
Non-deductible expenses	(6,095)	(19,216)	(16,610)	(2,392)
Research and development expenses	6,879	6,871	7,766	1,119
Effect of tax holidays	6,305	2,743	1,691	244
Preferential rate	20,049	6,183	(11,060)	(1,593)
Current and deferred tax rate differences	(8,553)	(2,876)	(1,521)	(219)
International rate differences	(108,066)	(90,773)	(51,392)	(7,402)
Tax exempted income	2,118	—	9,878	1,423
Unrecognized tax benefits	3,872	(529)	(14,525)	(2,092)
Deferred tax expense	(3,109)	(387)	1,516	218
Change in valuation allowance	(7,704)	(36,529)	(158,724)	(22,861)
Prior year provision to return true up	(320)	(1,678)	8,371	1,204

Income tax (expense) benefits	(16,673)	(47,830)	11,160	1,607

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Basic	0.016	0.006	0.003	0.000

Diluted	0.016	0.006	0.003	0.000

Deferred Tax

The significant components of deferred taxes are as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful debt	7,533	25,224	3,633
Accrued salary and welfare	22,843	30,236	4,355
Accrued expenses	4,474	3,955	570
Property and equipment	1,487	1,612	232
Deferred government grant-current	321	201	29
Valuation allowance	(5,545)	(17,866)	(2,574)

Net current deferred tax assets	31,113	43,362	6,245

Non-current
Tax losses	46,283	202,485	29,164
Property and equipment	18,783	13,486	1,942
Intangible assets	1,772	1,254	181
Capital lease	15,061	23,364	3,365
Deferred government grant-non-current	5,259	4,700	677
Depreciation and amortization generated from acquisitions	7,163	5,849	842
Valuation allowance	(47,421)	(193,824)	(27,916)

Net non-current deferred tax assets	46,900	57,314	8,255

Total deferred tax assets	78,013	100,676	14,500

Non-current
Intangible assets	204,236	148,003	21,317
Property and equipment	69,038	92,687	13,350
Capitalized interest expense	6,700	11,789	1,698
Gain generated from equity method investments	13,238	22,221	3,200

Total non-current deferred tax liabilities	293,212	274,700	39,565

As of December 31, 2016, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of RMB778,587 (US$112,140), which will expire between 2017 to 2021.

As of December 31, 2016, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. As of December 31, 2016, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs was RMB1,025,340 (US$147,680). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2015 and 2016, the Company recorded unrecognized tax benefits of RMB14,492 and RMB28,689 (US$4,132), respectively.

The unrecognized tax benefits and its related interest are primarily related to the application of a reduced income tax rate not yet approved and unqualified deemed profit tax filing method. RMB21,610 of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2015	2016
	RMB	RMB	US$
Balance at beginning of year	16,682	11,802	1,700
Reversal based on tax positions related to prior years	(11,144)	(258)	(37)
Additions based on tax positions related to the current year	6,264	11,676	1,682

Balance at end of year	11,802	23,220	3,345

In the years ended December 31, 2014, 2015 and 2016, the Company (reversed) recorded interest expense of RMB(556), RMB(1,082) and RMB2,779 (US$400), respectively. Accumulated interest expense recorded by the Company was RMB2,690 and RMB5,469 (US$787) as of December 31, 2015 and 2016, respectively. As of December 31, 2016, the tax years ended December 31, 2012 through 2016 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.